Subsequent Events (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	12 Months Ended	2 Months Ended		12 Months Ended
	Nov. 30, 2011	Sep. 30, 2009	Nov. 30, 2011 Florida and greater San Antonio metropolitan area [Member] Store	Nov. 30, 2011 Pennsylvania Virginia And Canada [Member] Store	Sep. 30, 2011 Other Acquisitions [Member] Store	Sep. 30, 2010 Other Acquisitions [Member] Store	Sep. 30, 2009 Other Acquisitions [Member] Store	Sep. 30, 2011 Other Acquisitions [Member] Favorable Lease Asset [Member]	Sep. 30, 2010 Other Acquisitions [Member] Favorable Lease Asset [Member]	Sep. 30, 2011 Other Acquisitions [Member] Non-compete Agreements [Member]	Sep. 30, 2010 Other Acquisitions [Member] Non-compete Agreements [Member]	Sep. 30, 2009 Other Acquisitions [Member] Non-compete Agreements [Member]
Subsequent Events (Textual) [Abstract]
Number of pawn stores acquired			17	8
Acquisition through asset purchases and capital stock	$ 49,200				$ 75,223	$ 21,806	$ 34,435
Acquisition through asset purchases in cash	48,200				69,977	22,507	17,124
Equity instruments	1,000				7,304	0	17,250
Equity instruments includes Class A Non-voting shares	33,011	4,100,000
Acquisitions of domestic and foreign pawn lending locations
Number of acquisitions asset purchase					9	5	1
Number of acquisitions stock purchase					3
Pawn stores acquired					40	16	11
Consideration:
Cash	48,200				69,977	22,507	17,124
Equity instruments	1,000				7,304	0	17,250
Fair value of total consideration transferred					77,281	22,507	34,374
Capitalized acquisition related costs					0	0	178
Acquisition related costs included in administrative expenses					(920)	(643)	0
Cash acquired					(1,138)	(58)	(117)
Total purchase price	49,200				75,223	21,806	34,435
Current assets:
Pawn loans					8,572	2,700	5,442
Signature loans					710	0	55
Auto title loans					0	0	1,105
Service charges and fees receivable					1,270	379	1,322
Inventory					4,838	1,542	2,860
Deferred tax asset					461	223	334
Prepaid expenses and other assets					728	66	79
Total current assets					16,579	4,910	11,197
Property and equipment					1,051	387	392
Goodwill					56,703	15,870	16,297
Other assets					2,558	1,057	6,711
Total assets					76,891	22,224	34,597
Current liabilities:
Accounts payable and other accrued expenses					(1,176)	(93)	(27)
Customer layaway deposits					(182)	(102)	(135)
Other current liabilities					(26)	0	0
Total current liabilities					1,384	195	162
Deferred tax liability					284	223	0
Total liabilities					(1,668)	(418)	(162)
Net assets acquired					75,223	21,806	34,435
Goodwill deductible for tax purposes					34,376	15,870	16,297
Goodwill recorded in U.S. Pawn segment					56,703	15,870	16,297
Indefinite lived intangible assets acquired:
Pawn licenses					0	607	6,680
Definite lived intangible assets acquired:
Non Compete Agreements under the Definite Lived Intangible Assets							$ 0	$ 111	$ 0	$ 769	$ 420	$ 0